Current Taxes and Deferred Taxes	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Current Taxes and Deferred Taxes

Note 16 - Current Taxes and Deferred Taxes

a)Current taxes

At the end of each reporting period, the Bank and subsidiaries recognize a First Category Income Tax Provision, which is determined based on currently enacted tax legislation. The net provision for current taxes recognized as of December 31, 2020 was MCh$62,933  (MCh$85,503 as of December 31, 2019), according to the following detail:

a.1) Current taxes assets and liabilities by geographical area:

	As of December 31, 2020				As of December 31, 2019
	Chile	USA (*)	Colombia	Totals	Chile	USA (*)	Colombia	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current tax assets	43,533	1,443	19,723	64,699	30,773	—	54,743	85,516
Current tax liabilities	(596)	—	(1,170)	(1,766)	(13)	—	—	(13)
Totals, net	42,937	1,443	18,553	62,933	30,760	—	54,743	85,503

a.2)  Details of current tax items by geographical area:

	As of December 31, 2020				As of December 31, 2019
	Chile	USA (*)	Colombia	Total	Chile	USA (*)	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income tax with effect in profit and loss	12,348	—	(4,284)	8,064	(68,075)	—	(9,062)	(77,137)
Income tax effect on equity, net investments hedge	(21,795)	—	—	(21,795)	6,124	—	—	6,124
Income tax effect on equity cash flows hedge	(5)	—	—	(5)	964	—	—	964
Income tax, rate 27%	(9,452)	—	(4,284)	(13,736)	(60,987)	—	(9,062)	(70,049)

Less:
Monthly Provisional Payments	49,340	—	21,268	70,608	61,621	—	27,218	88,839
Tax credit for training costs	800	—	—	800	850	—	—	850
Tax credit donations	264	—	—	264	802	—	—	802
4% event capital credit	2,920	—	—	2,920	—	—	—
Other taxes to be recovered (paid) (**)	(935)	1,443	1,569	2,077	28,474	—	36,587	65,061
Totals	42,937	1,443	18,553	62,933	30,760	—	54,743	85,503

(*)    Corresponds to the branch located in New York.

(**)  The other taxes to be recovered correspond mainly to monthly provisional payments and credits for training expenses paid in previous years, provisional payments for absorbed utilities with right to return, among others.

Note 16 - Current Taxes and Deferred Taxes, continued

b)Effect on income

The tax expense for the years ended December 31, 2020, 2019 and 2018 is comprised of the following items:

	2020	2019	2018
	MCh$	MCh$	MCh$
Income tax expense
Current tax expense	8,064	(77,137)	(95,760)
Deferred taxes
Deferred tax expenses	109,848	33,727	28,110
Subtotals	117,912	(43,410)	(67,650)
Others	(2,702)	(4,443)	591
Net expense for income taxes	115,210	(47,853)	(67,059)

c)Effective tax rate reconciliation

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2020, 2019 and 2018.

The nominal tax rates of the countries where consolidated subsidiaries are located are:

	2020	2019	2018
	Tax rates	Tax rates	Tax rates
Chile	27%	27%	27%
Colombia	36%	33%	37%
USA	24.1%	21%	21%

	For the years ended December 31,
	2020		2019		2018
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$
Amount calculated by using the statutory rates	27.00	254,169	27.00	(46,541)	27.00	(63,157)
Exchange differences due to investments in Colombia	1.94	18,285	9.51	(16,399)	13.47	(31,499)
Equity price level restatement for tax purposes	2.53	23,814	(13.94)	24,037	(9.49)	22,188
Exchange differences due to investments in USA	0.18	1,665	1.76	(3,030)	0.02	(54)
Effect of rate change Colombia	(0.40)	(3,804)	(2.29)	3,954	(0.01)	20
Effect of rates New York branch (**)	—	10	0.05	(81)	(0.18)	433
Effect of rates Colombia subsidiary (**)	1.37	12,884	3.42	(5,896)	0.50	(1,173)
Penalty fee SBIF (currently CMF)	—	—	—	—	0.69	(1,616)
Goodwill impairment effect	(19.93)	(187,633)	—	—	—	—
Tax effect due to intangible assets impairment	(0.70)	(6,561)	—	—	—	—
Permanent and other differences (*)	0.25	2,381	2.26	(3,897)	(3.33)	7,799
Totals	12.24	115,210	27.77	(47,853)	28.67	(67,059)

Note 16 - Current Taxes and Deferred Taxes, continued

d)Other comprehensive income – tax effects

The table below sets for a summary of the deferred tax effect on other comprehensive income for the years ended December 31, 2020, 2019 and 2018, which consists of the following items:

d.1) Tax effect of “OCI” that may be reclassified subsequently to profit or loss:

	2020	2019	2018
	MCh$	MCh$	MCh$
Debt instruments at fair value through other comprehensive income	1,558	(5,926)	(2,172)
Hedge of a net investment in foreign operations	(21,795)	14,373	10,565
Cash flows hedge	(3,034)	(162)	(1,669)
Total charge to other comprehensive income	(23,271)	8,285	6,724

d.2) “OCI” that may not be reclassified subsequently to profit or loss:

	2020	2019	2018
	MCh$	MCh$	MCh$
Income tax relating to defined benefit obligation	(19)	1,542	(44)
Total charge to other comprehensive income	(19)	1,542	(44)

e)Effect of deferred taxes

e.1) Totals deferred taxes

Detail of effects for deferred taxes presented in assets and liabilities is as follows:

	As of December 31, 2020			As of December 31, 2019
	Assets	Liabilities	Net	Assets	Liabilities	Net
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	242,422	—	242,422	162,874	—	162,874
Accrued interest on past due portfolio	6,031	—	6,031	8,214	—	8,214
Unearned price differences	183	—	183	324	—	324
Personnel provisions	10,183	17	10,200	20,618	—	20,618
Miscellaneous provisions	1,693	—	1,693	41,576	—	41,576
Tax losses	51,546	—	51,546	55,598	—	55,598
Net tax value of amortizable assets	2,231	—	2,231	16,051	—	16,051
Depreciation of property, plant and equipment	(30,697)	(274)	(30,971)	(47,423)	—	(47,423)
Lease division and others	10,803	—	10,803	18,925	—	18,925
Mark to market of financial instruments	37,727	—	37,727	(15,846)	—	(15,846)
Itaú-Corpbanca business combination	(30,263)	—	(30,263)	(57,996)	—	(57,996)
IFRS 16 leases effect	1,643	—	1,643	1,403	—	1,403
Others	9,054	20	9,074	4,339	(263)	4,076
Totals assets (liabilities) for deferred taxes	312,556	(237)	312,319	208,657	(263)	208,394

Note 16 - Current Taxes and Deferred Taxes, continued

e.2) Deferred taxes by geographic area:

	As of December 31, 2020				As of December 31, 2019
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deferred tax assets	250,260	14,408	47,888	312,556	182,657	18,527	7,473	208,657
Deferred tax liabilities	—	—	(237)	(237)	—	—	(263)	(263)
Net by geographic area	250,260	14,408	47,651	312,319	182,657	18,527	7,210	208,394

Effects of deferred taxes on assets and liabilities arising from temporary differences (by geographic area) are as follows:

	As of December 31, 2020				As of December 31, 2019
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	212,344	(91)	30,169	242,422	155,115	358	7,401	162,874
Accrued interest on past due portfolio	6,031	—	—	6,031	8,214	—	—	8,214
Unearned price differences	183	—	—	183	324	—	—	324
Personnel provisions	6,449	195	3,556	10,200	16,860	(91)	3,849	20,618
Miscellaneous provisions	25,532	(3,588)	(20,251)	1,693	49,335	856	(8,615)	41,576
Tax losses	1,744	15,500	34,302	51,546	1,912	15,750	37,936	55,598
Net tax value of amortizable assets	2,231	—	—	2,231	16,051	—	—	16,051
Depreciation of property, plant and equipment	(31,611)	(68)	708	(30,971)	(50,746)	—	3,323	(47,423)
Lease division and others	3,682	—	7,121	10,803	11,619	—	7,306	18,925
Mark to market of financial instruments	41,149	(448)	(2,974)	37,727	(13,484)	—	(2,362)	(15,846)
Itaú-Corpbanca business combination	(27,673)	—	(2,590)	(30,263)	(16,584)	—	(41,412)	(57,996)
IFRS 16 leases effect	1,080	48	515	1,643	905	—	498	1,403
Others	9,119	2,860	(2,905)	9,074	3,136	1,654	(714)	4,076
Totals assets (liabilities), net	250,260	14,408	47,651	312,319	182,657	18,527	7,210	208,394